Revenue Recognized Under Sanofi Agreement (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Contract revenue:
Amortization of upfront fees	$ 5,630	$ 13,285	$ 18,977	$ 15,393
Reimbursement for development-related activities	450	1,101	1,278	2,319
Total contract revenue	$ 6,080	$ 14,386	$ 20,255	$ 17,712	$ 589